Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of Trade and other receivables [Abstract]
Disclosure of detailed information about Trade and other receivables [text block]
Trade and other receivables comprise:

	March 31, 2021	March 31, 2020
(i) Trade receivables, net	8,520,118	9,631,400
(ii) Other receivables including deposits	1,202,112	2,440,583
(iii) Contract related accruals	-	-
	9,722,230	12,071,983

Disclosure of detailed information about trade receivables [text block]	Trade receivables consist of:

	March 31, 2021	March 31, 2020
Trade receivables from related parties	-	-
Other trade receivables	8,946,605	9,902,021
	8,946,605	9,902,021
Less: Allowance for doubtful receivables	(426,487)	(270,621)
Balance at the end of the year	8,520,118	9,631,400

Disclosure of detailed about allowance for credit losses [text block]
The activity in the allowance for doubtful accounts receivable is given below:

	For the year ended
	March 31, 2021	March 31, 2020
Balance at the beginning of the year	270,621	272,471
Add : Additional provision, net	755,495	479,747
Less : Bad debts written off	(599,629)	(481,597)
Balance at the end of the year	426,487	270,621

Disclosure of other receivables [text block]
	March 31, 2021	March 31, 2020
Advances and other deposits (Refer Note (a) below)	505,369	1,244,287
Withholding taxes (Refer Note (b) belo w )	696,743	1,196,296
	1,202,112	2,440,583
Financial assets included in other receivables	79,830	139,122

Notes:
a)	Advances and other deposits primarily comprise of receivables in the form of deposits, sales tax/VAT, GST, service tax and other advances given in the ordinary course of business.

b)	Includes withholding taxes recoverable from the Department of Income-tax for which the Company has filed tax returns for refund. The Company expects to realize such refund of withholding taxes within the next 12 months.

c)	Non – current trade receivables is ₹ 27,136